Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

For the most recent statutory prospectus of the following funds (as supplemented to date):

American Funds® Core Plus Bond Fund (AFCP)

AMCAP Fund® (AMCAP)

American Funds® Developing World Growth and Income Fund (DWGI)
American Funds Corporate Bond Fund® (CBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds® International Vantage Fund (IVE)
American Funds® U.S. Government Money Market Fund (MMF)

American Funds® U.S. Small and Mid Cap Equity Fund (SMID)

American Mutual Fund® (AMF)

Capital Income Builder® (CIB)

Capital World Growth and Income Fund® (WGI)

EUPAC FundTM (EUPAC)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

International Growth and Income Fund (IGI)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

Washington Mutual Investors Fund (WMIF)

Changes apply to all funds unless otherwise noted below.

1. The following information is applicable to all funds listed above except for MMF:

The prospectus is updated to allow investors to reduce sales charges by including purchases and existing holdings of Class A-2 shares of Capital Group Funds.

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AFMF is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.22
Other expenses	0.21	0.21	0.21	0.15	0.15	0.04	0.25
Total annual fund operating expenses	0.68	1.43	0.68	0.62	0.37	0.26	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.49	0.25	0.25	none	none	1.00
Other expenses	0.26	0.21	0.25	0.21	0.19	0.09	0.16
Total annual fund operating expenses	1.48	0.92	0.72	0.68	0.41	0.31	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.20	0.15	0.24	0.10	0.04
Total annual fund operating expenses	1.35	1.09	0.92	0.62	0.46	0.32	0.26
Fee waiver	none	0.01[3]	none	none	0.04[3]	none	none
Total annual fund operating expenses after fee waiver	1.35	1.08	0.92	0.62	0.42	0.32	0.26

[2]	Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$442	$246	$318	$63	$38	$27	$418	$251	$94	$322	$69	$42	$32	$140
3 years	584	452	462	199	119	84	563	468	293	474	218	132	100	437
5 years	739	782	619	346	208	146	721	808	509	641	379	230	174	755
10 years	1,190	1,509	1,075	774	468	331	1,178	1,265	1,131	1,122	847	518	393	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$110	$94	$63	$43	$33	$27		1 year	$146	$151
3 years	428	346	293	199	144	103	84		3 years	452	468
5 years	739	600	509	346	254	180	146		5 years	782	808
10 years	1,624	1,328	1,131	774	575	406	331		10 years	1,509	1,265

3. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AHIT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.23
Other expenses	0.16	0.16	0.16	0.19	0.15	0.04	0.21
Total annual fund operating expenses	0.74	1.48	0.73	0.76	0.47	0.36	0.76

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	1.00
Other expenses	0.21	0.14	0.21	0.25	0.14	0.09	0.13
Total annual fund operating expenses	1.52	0.95	0.78	0.82	0.46	0.41	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.13	0.19	0.10	0.04
Total annual fund operating expenses	1.45	1.16	1.01	0.70	0.51	0.42	0.36

2Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$448	$251	$323	$78	$48	$37	$425	$255	$97	$328	$84	$47	$42	$148
3 years	603	468	478	243	151	116	584	480	303	493	262	148	132	459
5 years	771	808	646	422	263	202	758	829	525	672	455	258	230	792
10 years	1,259	1,568	1,134	942	591	456	1,259	1,330	1,166	1,192	1,014	579	518	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$148	$118	$103	$72	$52	$43	$37		1 year	$151	$155
3 years	459	368	322	224	164	135	116		3 years	468	480
5 years	792	638	558	390	285	235	202		5 years	808	829
10 years	1,735	1,409	1,236	871	640	530	456		10 years	1,568	1,330

4. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for IBFA is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.14	0.14	0.14	0.22	0.15	0.04	0.19
Total annual fund operating expenses	0.65	1.35	0.60	0.68	0.36	0.25	0.63

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.19	0.12	0.19	0.27	0.13	0.09	0.10
Total annual fund operating expenses	1.40	0.83	0.65	0.73	0.34	0.30	1.31

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.22	0.18	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.31	1.03	0.89	0.59	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$315	$237	$310	$69	$37	$26	$313	$243	$85	$315	$75	$35	$31	$133
3 years	453	428	437	218	116	80	447	443	265	453	233	109	97	415
5 years	603	739	576	379	202	141	592	766	460	603	406	191	169	718
10 years	1,040	1,432	981	847	456	318	1,017	1,185	1,025	1,040	906	431	381	1,579

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$133	$105	$91	$60	$41	$31	$26		1 year	$137	$143
3 years	415	328	284	189	128	97	80		3 years	428	443
5 years	718	569	493	329	224	169	141		5 years	739	766
10 years	1,579	1,259	1,096	738	505	381	318		10 years	1,432	1,185

5. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for GVT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.26	0.99	0.25	0.24	none	none	0.22
Other expenses	0.18	0.18	0.17	0.23	0.15	0.04	0.22
Total annual fund operating expenses	0.65	1.38	0.63	0.68	0.36	0.25	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	0.99
Other expenses	0.23	0.17	0.22	0.28	0.16	0.09	0.13
Total annual fund operating expenses	1.43	0.87	0.68	0.74	0.37	0.30	1.33

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.74	0.60	0.50	0.25	none	none	none
Other expenses	0.37	0.24	0.18	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.32	1.05	0.89	0.60	0.40	0.30	0.25
[2]	Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$439	$240	$313	$69	$37	$26	$414	$246	$89	$318	$76	$38	$31	$135
3 years	575	437	447	218	116	80	551	452	278	462	237	119	97	421
5 years	724	755	592	379	202	141	700	782	482	619	411	208	169	729
10 years	1,155	1,458	1,017	847	456	318	1,132	1,213	1,073	1,075	918	468	381	1,601

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$107	$91	$61	$41	$31	$26		1 year	$140	$146
3 years	418	334	284	192	128	97	80		3 years	437	452
5 years	723	579	493	335	224	169	141		5 years	755	782
10 years	1,590	1,283	1,096	750	505	381	318		10 years	1,458	1,213

6. The first bullet under “Rights of Accumulation (“ROA”)” under “Edward D. Jones & Co., L.P. (“Edward Jones”)“ in the “Appendix” section of the statutory portion of the prospectus is amended to read as follows:

Rights of Accumulation (“ROA”)

·	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds and CollegeAmerica 529 Plan held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

7. The information under “Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)“ in the “Appendix” section of the statutory portion of the prospectus is amended to read as follows:

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement”) and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end load waivers available at Merrill Lynch

·	Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans
·	Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver
·	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account
·	Shares purchased through the Merrill Lynch Edge Self-Directed platform. Class A shares are not currently available in the programs described in this waiver
·	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
·	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement
·	Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)
·	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)
·	Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

·	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
·	Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement
·	Shares sold due to return of excess contributions from an IRA account
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
·	Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

·	Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement
·	Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

On or about May 1, 2026, assets not held at Merrill Lynch will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill Lynch SLWD Supplement.

·	Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

On or about May 1, 2026, Merrill Lynch will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill Lynch SLWD Supplement.

CollegeAmerica accounts

If clients establish or hold their CollegeAmerica 529 Plan (Plan) accounts on the Merrill Lynch omnibus platform, the features and policies related to share class sales charges (including contingent deferred sales charges (CDSC), if any), share class sales charge waivers or discounts, letters of intent (LOI) and reinstatement privileges, and Class 529-C share conversion period will be different than referenced in this document and will be governed by the Merrill Lynch 529 Account Unit Class Disclosure and Terms and Conditions (T&Cs) provided to clients by Merrill Lynch prior to establishing their Plan account.

Except as described in this Merrill Lynch specific section of this document and the T&Cs, Merrill Lynch does not offer any initial sales charge discounts, CDSC waivers, LOI or reinstatement privileges in the 529 plans offered on the Merrill Lynch omnibus platform (the “529 Discounts, Waivers and Privileges”). To receive the 529 Discounts, Waivers, and Privileges not offered by Merrill Lynch, clients will have to invest in the Plan directly or through another intermediary.

Before investing in the Plan through Merrill Lynch, clients should consider the potential benefits and importance to them of such 529 Discounts, Waivers, and Privileges.

For additional information on the Discounts, Waivers, and Privileges and Merrill Lynch’s policies, clients are encouraged to contact their financial advisor or refer to the T&C.

If clients establish or hold their Plan accounts on the Merrill Lynch omnibus platform, then the share class (described as unit class in the T&Cs) their account will purchase will generally be based on their eligible assets or meeting other eligibility criteria as set forth in the T&Cs. The Plan offered by Merrill Lynch on its omnibus platform will have two share classes – Class 529-A share and Class 529-C share–each with its own fee and expense structure. Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. Clients will not be able to select the share class. Among other things, Class 529-C shares will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase. If the Plan permits Class 529-C shares’ conversion sooner than four years, such earlier conversion date will automatically apply.

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

8. The following information is removed from the “Appendix” section of the statutory portion of the prospectus:

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

9. Effective April 1, 2026, the following information is added to the “Appendix” section of the statutory portion of the prospectus:

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

·	Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV
·	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

·	Shares purchased through a rollover from another 529 plan
·	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

·	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

·	Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan
·	Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans
·	Gift of shares will not be considered when determining breakpoint discounts

Keep this supplement with your summary and statutory prospectuses.

Lit. No. MFGESU-014-0326P CGD/AFD/10039-S106809

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY
/s/	MICHAEL R. TOM
MICHAEL R. TOM
SECRETARY

Statement of Additional Information Supplement March 1, 2026

For the most recent statement of additional information of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT) Intermediate Bond fund of America ® (IBFA) U.S. Government Securities Fund® (GVT) Washington Mutual Investors Fund® (WMIF)

1. The “Investment Advisory and Service Agreement” subsection in the “Management of the fund” section for AFMF is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.224%	$ 0	$ 15,000,000,000
0.195	15,000,000,000

Management fees are paid monthly and accrued daily.

2. The “Investment Advisory and Service Agreement” subsection in the “Management of the fund” section for AHIT is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.332%	$ 0	$15,000,000,000
0.300	15,000,000,000	17,000,000,000
0.290	17,000,000,000

Management fees are paid monthly and accrued daily.

3.	The “Investment Advisory and Service Agreement” subsection in the “Management of the fund” section for IBFA is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.224%	$ 0	$15,000,000,000
0.195	15,000,000,000	17,000,000,000
0.185	17,000,000,000	27,500,000,000
0.178	27,500,000,000

Management fees are paid monthly and accrued daily.

4.	The “Investment Advisory and Service Agreement” subsection in the “Management of the fund” for GVT is amended to read as follows:

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.224%	$ 0	$15,000,000,000
0.195	15,000,000,000	17,000,000,000
0.185	17,000,000,000

Management fees are paid monthly and accrued daily.

5.	After the “Selling shares” section for WMIF, a new section “Redemptions in-Kind” is added as follows:

Redemptions in-Kind

Although payment of redemptions normally will be in cash, the fund’s governing documents permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of directors/trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders may be selected by the investment adviser on a non-pro rata basis in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The fund(s) may also effect redemptions in-kind in an effort (a) to manage cash positions, (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and raising cash for redemptions, or (c) other portfolio management purposes. This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or other reasons. By doing so, a fund may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the fund. With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the fund’s most recent public holdings disclosure.

Keep this supplement with your statement of additional information.

Lit No. MFGESU-017-0326O CGD/10149-S108664